Vessels	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Vessels
Vessels
At December 31, 2017, the Company owned 18 Kamsarmax vessels and 37 Ultramax vessels. A rollforward of activity within vessels is as follows (in thousands):

Balance December 31, 2015	$764,454
Transfer from vessels under construction and other additions	506,189
Depreciation	(36,562)
Balance December 31, 2016	$1,234,081
Transfer from vessels under construction and other additions	$203,682
Vessel purchases	207,000
Vessel sales	(61,471)
Depreciation	(48,510)
Balance December 31, 2017	$1,534,782

At December 31, 2017, depreciation included depreciation related to our finance lease for SBI Rumba.
All of our vessels serve as collateral against existing loan facilities.

Vessel Purchases
During 2017, the Company acquired nine Ultramax drybulk vessels from two unaffiliated third parties for an aggregate of $207.0 million ($186.7 million in cash and $20.3 million in the Company’s common stock). All of the vessels were built in Chinese shipyards. Two were built in 2014, four were built in 2015, one was built in 2016 and two were built in 2017.
Vessel Sales
During 2017, the Company sold the SBI Charleston and SBI Cakewalk, two 2014 built Kamsarmax vessels, for approximately $22.5 million each, recorded a loss of $17.7 million and wrote off $0.5 million of deferred financing costs. The Company also repaid the related debt of approximately $20.1 million.
Owned of Finance Leased vessels

Vessel Name	Year Built	DWT	Vessel Type
SBI Antares	2015	61,000	Ultramax
SBI Athena	2015	64,000	Ultramax
SBI Bravo	2015	61,000	Ultramax
SBI Leo	2015	61,000	Ultramax
SBI Echo	2015	61,000	Ultramax
SBI Lyra	2015	61,000	Ultramax
SBI Tango	2015	61,000	Ultramax
SBI Maia	2015	61,000	Ultramax
SBI Hydra	2015	61,000	Ultramax
SBI Subaru	2015	61,000	Ultramax
SBI Pegasus	2015	64,000	Ultramax
SBI Ursa	2015	61,000	Ultramax
SBI Thalia	2015	64,000	Ultramax
SBI Cronos	2015	61,000	Ultramax
SBI Orion	2015	64,000	Ultramax
SBI Achilles	2016	61,000	Ultramax
SBI Hercules	2016	64,000	Ultramax
SBI Perseus	2016	64,000	Ultramax
SBI Hermes	2016	61,000	Ultramax
SBI Zeus	2016	60,200	Ultramax
SBI Hera	2016	60,200	Ultramax
SBI Hyperion	2016	61,000	Ultramax
SBI Tethys	2016	61,000	Ultramax
SBI Phoebe	2016	64,000	Ultramax
SBI Poseidon	2016	60,200	Ultramax
SBI Apollo	2016	60,200	Ultramax
SBI Samson	2017	64,000	Ultramax
SBI Phoenix	2017	64,000	Ultramax
SBI Aries	2015	64,000	Ultramax
SBI Taurus	2015	64,000	Ultramax
SBI Gemini	2015	64,000	Ultramax
SBI Pisces	2016	64,000	Ultramax
SBI Libra	2017	64,000	Ultramax
SBI Virgo	2017	64,000	Ultramax
SBI Jaguar	2014	64,000	Ultramax
SBI Cougar	2015	64,000	Ultramax

Vessel Name	Year Built	DWT	Vessel Type
SBI Puma	2014	64,000	Ultramax
Total Ultramax		2,307,800
SBI Samba	2015	84,000	Kamsarmax
SBI Rumba	2015	84,000	Kamsarmax
SBI Capoeira	2015	82,000	Kamsarmax
SBI Electra	2015	82,000	Kamsarmax
SBI Carioca	2015	82,000	Kamsarmax
SBI Conga	2015	82,000	Kamsarmax
SBI Flamenco	2015	82,000	Kamsarmax
SBI Bolero	2015	82,000	Kamsarmax
SBI Sousta	2016	82,000	Kamsarmax
SBI Rock	2016	82,000	Kamsarmax
SBI Lambada	2016	82,000	Kamsarmax
SBI Reggae	2016	82,000	Kamsarmax
SBI Zumba	2016	82,000	Kamsarmax
SBI Macarena	2016	82,000	Kamsarmax
SBI Parapara	2017	82,000	Kamsarmax
SBI Swing	2017	82,000	Kamsarmax
SBI Mazurka	2017	82,000	Kamsarmax
SBI Jive	2017	82,000	Kamsarmax
Total Kamsarmax		1,480,000
Total Owned of Finance Leased Vessels DWT		3,787,800